UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 19th Floor
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           New York, NY 10019
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Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
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Title:      Portfolio Manager
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Phone:      (212) 993-7040
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Signature, Place, and Date of Signing:

    /s/ Jason Capello                New York, NY          11/16/09
------------------------   ---------------------------    ---------
      [Signature]                   [City, State]          [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none



                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          22
                                               -------------

Form 13F Information Table Value Total:         $1,174,897
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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                                                             FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7          COLUMN 8

                              TITLE                     VALUE      SHRS OR  SH/ PUT/ INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP      (x$1000)    PRN AMT  PRN CALL DISCRETION   MANAGERS    SOLE    SHARED    NONE

CORE LABORATORIES N V          COM         N22717107    18,814     182,500  SH          SOLE                 182,500     0       0
ECOLAB INC                     COM         278865100    54,875   1,187,000  SH          SOLE               1,187,000     0       0
FMC TECHNOLOGIES INC           COM         30249U101    22,385     428,500  SH          SOLE                 428,500     0       0
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B  400506101    44,719   1,586,335  SH          SOLE               1,586,335     0       0
INTERFACE INC                  CL A        458665106     9,664   1,164,385  SH          SOLE               1,164,385     0       0
KNIGHT TRANSN INC              COM         499064103     5,588     333,000  SH          SOLE                 333,000     0       0
MASTERCARD INC                 CL A        57636Q104    20,215     100,000  SH  CALL    SOLE                 100,000     0       0
MASTERCARD INC                 CL A        57636Q104    63,677     315,000  SH          SOLE                 315,000     0       0
MONSANTO CO NEW                COM         61166W101    55,728     720,000  SH          SOLE                 720,000     0       0
PACTIV CORP                    COM         695257105    41,814   1,605,155  SH          SOLE               1,605,155     0       0
PRICELINE COM INC              COM NEW     741503403    18,400     110,966  SH          SOLE                 110,966     0       0
SPDR TR                        UNIT SER 1  78462F103   327,329   3,100,000  SH  PUT     SOLE               3,100,000     0       0
SUNCOR ENERGY INC NEW          COM         867224107    38,016   1,100,000  SH  CALL    SOLE               1,100,000     0       0
SUNCOR ENERGY INC NEW          COM         867224107    37,956   1,098,250  SH          SOLE               1,098,250     0       0
TARGET CORP                    COM         87612E106    14,004     300,000  SH  CALL    SOLE                 300,000     0       0
TARGET CORP                    COM         87612E106    88,959   1,905,715  SH          SOLE               1,905,715     0       0
TOTAL SYS SVCS INC             COM         891906109     4,833     300,000  SH          SOLE                 300,000     0       0
UTI WORLDWIDE INC              ORD         G87210103    28,315   1,955,485  SH          SOLE               1,955,485     0       0
WEATHERFORD INTERNATIONAL LT   REG         H27013103    14,511     700,000  SH  CALL    SOLE                 700,000     0       0
WEATHERFORD INTERNATIONAL LT   REG         H27013103     5,183     250,000  SH          SOLE                 250,000     0       0
XTO ENERGY INC                 COM         98385X106   161,148   3,900,000  SH  CALL    SOLE               3,900,000     0       0
XTO ENERGY INC                 COM         98385X106    98,764   2,390,227  SH          SOLE               2,390,227     0       0
